Summary of Significant Accounting Policies (Details2)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Jul. 25, 2011	Dec. 31, 2012
Corporacion Navios S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Nauticler S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Compania Naviera Horamar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Argentina
Nature			Vessel-Operating Management Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Compania de Tranporte Fluvial International S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Ponte Rio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Thalassa Energy S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Argentina
Nature			Barge-Owning Company
Percentage of Ownership	100.00%	62.50%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS Tankers Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	51.00%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS Navigation Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	51.00%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS Shipping Ltd.Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	62.50%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
HS South Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Tanker-Owning Company
Percentage of Ownership	100.00%	62.50%	100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Mercopar Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 12/10
Nagusa Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 12/10
Hidrovia OSR Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Sub-Holding Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 12/10
Petrovia Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Uruguay
Nature			Land-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Mercopar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Operating/Barge-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Petrovia S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 1/21
Flota Mercante Paraguaya
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 2/13
Compania de Transporte Fluvial S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 2/13
Hidrogas S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Shipping company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			?
Statement of operations, previous year			?
Statement of operations, year minus 2			1/1 - 1/21
Navegacion Guarani S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Operating/Barge and Pushboat-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Hidrovia OSR S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Tanker-Owning Company/Oil Spill Response & Salvage Services
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Mercofluvial S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			Operating/Barge and Pushboat-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Petrolera San Antonio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Paraguay
Nature			POA Facility-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Stability Oceanways S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Barge and Pushboat-Owning Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			1/1 - 12/31
Hidronave South American Logistics S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Brazil
Nature			Pushboat-Owning Company
Percentage of Ownership			51.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			1/1 - 12/31
Statement of operations, year minus 2			10/29 - 12/31
Navarra Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Marshall Is.
Nature			Tanker-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			4/1 - 12/31
Statement of operations, year minus 2			?
Pelayo Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Marshall Is.
Nature			Tanker-Owning Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/1 - 12/31
Statement of operations, previous year			4/1 - 12/31
Statement of operations, year minus 2			?
Navios Logistics Finance (US) Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Delaware
Nature			Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			1/16 - 12/31
Statement of operations, previous year			?
Statement of operations, year minus 2			?
Varena Maritime Services S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation			Panama
Nature			Barge and Pushboat-Owning Operating Company
Percentage of Ownership			100.00%
Statement of Operation [Abstract]
Statement of operations, current year			4/14 - 12/31
Statement of operations, previous year			?
Statement of operations, year minus 2			?